Depreciation, Amortization And Asset Removal Costs	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation, Amortization and Asset Removal Costs	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2022	2021
Depreciation of property, plant and equipment[1]	708	700
Amortization of intangible assets	81	76
Amortization of regulatory assets	33	30
Depreciation and amortization	822	806
Asset removal costs	135	107
	957	913
[1] Includes gain on sale of assets of $39 million (2021 - $8 million).